Debt Securities Issued - Schedule of Debt Securities Issued (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt securities issued	₸ 99,468	₸ 140,378	₸ 139,711
Third Bond Program - First Issue
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	January 2025
Nominal interest rate	9.90%
Debt securities issued	₸ 51,048	51,045
Third Bond Program - Second Issue
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	January 2024
Nominal interest rate	9.80%
Debt securities issued	₸ 48,420	48,418
Third Bond Program - Third Issue
Disclosure of detailed information about borrowings [line items]
Currency	KZT
Maturity date	January 2023
Nominal interest rate	9.70%
Debt securities issued		₸ 40,915